UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         Form 13F

                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               --------------
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  OMERS Administration Corporation
       One University Avenue
       Suite 700
       Toronto, Ontario
       M5J 2P1
       Canada

Form 13F File Number: 028-12070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Jenny Tsouvalis
Title: Vice-President, Investment Operations and Applications
Phone: (416) 947-7201

Signature, Place, and Date of Signing:

"Jenny Tsouvalis"         Toronto, ON Canada        July 18, 2008
-------------------       -------------------       -------------------
[Signature]               [City, State]             [Date]

Report Type:

[ ]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[x]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.     Form 13F File Number    Name
6201    28-06174                Franklin Templeton Int'l
6207    28-04731                Schroder Asset Mgmt Pacific Rim portfolio
6219    28-06174                Franklin Templeton Emerging Market
6226    28-04134                J.P. Morgan Investment Mgmt Inc.
6228    28-03946                Barclays Global Investors Canada Ltd.
6229    28-05990                Acadian Asset Mgmt Inc.
6230    28-03743                Marathon Asset Mgmt Ltd.
6231    28-01222                Tweedy Browne Co. LLC
6232    28-06518                First State Investments
6251    28-06854                Relational Investor LLC

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ----------------------------------------

Form 13F Information Table Entry Total: 81
                                        ----------------------------------------

Form 13F Information Table Value Total: US $ 7,953,128
                                        ----------------------------------------
                                        (thousands)

List of Other Included Managers:


None

             FORM 13F INFORMATION TABLE : OMERS as at JUNE 30, 2008

Col 1                                    Col 2          Col 3      Col 4             Col 5         Col6 Col 7         Col 8
                                                                   US$ Value  Shrs or    Sh/ Put/  Inv. Other    Voting Authority
Name of Issuer                           Title of Class Cusip      (x$1000)   Prn Amt    Prn Call  Dis. Mngrs.  Sole       Shr None
ABB LTD SPONSORED ADR                    ADR            000375204     13,398     480,000 SH        SOLE            480,000 0   0
ADVANTAGE ENERGY INCOME FD TR UNIT       TR UNIT        00762L101        458      35,330 SH        SOLE             35,330 0   0
AGNICO EAGLE MINES LTD COM               COM            008474108    120,548   1,598,959 SH        SOLE          1,598,959 0   0
AGRIUM INC COM                           COM            008916108     92,702     855,413 SH        SOLE            855,413 0   0
ALCOA INC COM                            COM            013817101     17,810     500,000 SH        SOLE            500,000 0   0
BANK MONTREAL QUE COM                    COM            063671101     52,039   1,242,279 SH        SOLE          1,242,279 0   0
BANK NOVA SCOTIA HALIFAX COM             COM            064149107    240,170   5,221,129 SH        SOLE          5,221,129 0   0
BARRICK GOLD CORP COM                    COM            067901108    244,763   5,327,827 SH        SOLE          5,327,827 0   0
BAYTEX ENERGY TR TRUST UNIT              TR UNIT        073176109      1,667      48,600 SH        SOLE             48,600 0   0
BCE INC COM NEW                          COM NEW        05534B760    213,981   6,106,873 SH        SOLE          6,106,873 0   0
BIOVAIL CORP COM                         COM            09067J109        801      81,858 SH        SOLE             81,858 0   0
BROOKFIELD ASSET MGMT INC CL A LTD VT SH CL A LTD VT SH 112585104     96,443   2,956,137 SH        SOLE          2,956,137 0   0
BROOKFIELD PPTYS CORP COM                COM            112900105     11,368     629,575 SH        SOLE            629,575 0   0
CAE INC COM                              COM            124765108     51,714   4,554,514 SH        SOLE          4,554,514 0   0
CAMECO CORP COM                          COM            13321L108    125,218   2,900,519 SH        SOLE          2,900,519 0   0
CANADIAN NAT RES LTD COM                 COM            136385101    339,601   3,416,797 SH        SOLE          3,416,797 0   0
CANADIAN NATL RY CO COM                  COM            136375102    178,172   3,690,663 SH        SOLE          3,690,663 0   0
CANADIAN PAC RY LTD COM                  COM            13645T100     50,440     755,903 SH        SOLE            755,903 0   0
CARDIOME PHARMA CORP COM NEW             COM NEW        14159U202      2,312     263,600 SH        SOLE            263,600 0   0
CDN IMPERIAL BK OF COMMERCE COM          COM            136069101    190,927   3,452,926 SH        SOLE          3,452,926 0   0
CHC HELICOPTER CORP CL A SUB VTG         CL A SUB VTG   12541C203      2,543      82,200 SH        SOLE             82,200 0   0
CISCO SYS INC COM                        COM            17275R102     32,564   1,400,000 SH        SOLE          1,400,000 0   0
COMPANHIA VALE DO RIO DOCE SPONSORED ADR ADR            204412209     30,447     850,000 SH        SOLE            850,000 0   0
CORUS ENTERTAINMENT INC COM CL B NON VTG CL B NON VTG   220874101      1,369      76,384 SH        SOLE             76,384 0   0
DESCARTES SYS GROUP INC COM              COM            249906108      1,180     350,000 SH        SOLE            350,000 0   0
ELDORADO GOLD CORP NEW COM               COM            284902103     11,673   1,343,300 SH        SOLE          1,343,300 0   0
ENBRIDGE INC COM                         COM            29250N105     71,925   1,656,225 SH        SOLE          1,656,225 0   0
ENCANA CORP COM                          COM            292505104    574,989   6,248,583 SH        SOLE          6,248,583 0   0
FAIRFAX FINL HLDGS LTD SUB VTG           SUB VTG        303901102      3,635      14,131 SH        SOLE             14,131 0   0
FIRSTSERVICE CORP SUB VTG SH             SUB VTG        33761N109        329      22,876 SH        SOLE             22,876 0   0
FORDING CDN COAL TR TR UNIT              TR UNIT        345425102     77,306     804,440 SH        SOLE            804,440 0   0
FREEPORT-MCMORAN COPPER & GO COM         COM            35671D857      5,860      50,000 SH        SOLE             50,000 0   0
GERDAU AMERISTEEL CORP COM               COM            37373P105      3,800     195,600 SH        SOLE            195,600 0   0
GILDAN ACTIVEWEAR INC COM                COM            375916103     69,827   2,702,960 SH        SOLE          2,702,960 0   0
GOLDCORP INC NEW *W EXP 06/09/201        WARRANT        380956177        911      54,400 SH        SOLE             54,400 0   0
GOLDCORP INC NEW COM                     COM            380956409    287,233   6,199,080 SH        SOLE          6,199,080 0   0
GREAT BASIN GOLD LTD COM                 COM            390124105      4,617   1,350,000 SH        SOLE          1,350,000 0   0
GROUPE CGI INC CL A SUB VTG              CL A SUB VTG   39945C109      5,334     532,605 SH        SOLE            532,605 0   0
IAMGOLD CORP COM                         COM            450913108        426      70,900 SH        SOLE             70,900 0   0
IMPERIAL OIL LTD COM NEW                 COM NEW        453038408     71,645   1,294,325 SH        SOLE          1,294,325 0   0
IVANHOE MINES LTD COM                    COM            46579N103      2,263     207,800 SH        SOLE            207,800 0   0
KINGSWAY FINL SVCS INC COM               COM            496904103        187      21,526 SH        SOLE             21,526 0   0
KINROSS GOLD CORP COM NO PAR             COM            496902404     55,209   2,324,213 SH        SOLE          2,324,213 0   0
LUNDIN MINING CORP COM                   COM            550372106      1,037     169,118 SH        SOLE            169,118 0   0
MAGNA INTL INC CL A                      CL A           559222401      3,983      66,604 SH        SOLE             66,604 0   0
MANULIFE FINL CORP COM                   COM            56501R106    310,266   8,827,455 SH        SOLE          8,827,455 0   0
METHANEX CORP COM                        COM            59151K108      6,585     231,806 SH        SOLE            231,806 0   0
MOSAIC CO COM                            COM            61945A107     21,705     150,000 SH        SOLE            150,000 0   0
NEXEN INC COM                            COM            65334H102    260,707   6,505,304 SH        SOLE          6,505,304 0   0
NORTHGATE MINERALS CORP COM              COM            666416102      2,010     725,650 SH        SOLE            725,650 0   0
NOVA CHEMICALS CORP COM                  COM            66977W109        693      28,000 SH        SOLE             28,000 0   0
OPEN TEXT CORP COM                       COM            683715106      6,984     217,146 SH        SOLE            217,146 0   0
PAN AMERICAN SILVER CORP COM             COM            697900108     17,651     510,800 SH        SOLE            510,800 0   0
PENN WEST ENERGY TR TR UNIT              TR UNIT        707885109      1,492      43,893 SH        SOLE             43,893 0   0
PETRO-CDA COM                            COM            71644E102    172,443   3,063,486 SH        SOLE          3,063,486 0   0
POTASH CORP SASK INC COM                 COM            73755L107    636,969   2,731,752 SH        SOLE          2,731,752 0   0
PRECISION DRILLING TR TR UNIT            TR UNIT        740215108     10,631     392,200 SH        SOLE            392,200 0   0
RESEARCH IN MOTION LTD COM               COM            760975102    427,340   3,622,414 SH        SOLE          3,622,414 0   0
RIO TINTO PLC SPONSORED ADR              ADR            767204100     32,175      65,000 SH        SOLE             65,000 0   0
RITCHIE BROS AUCTIONEERS COM             COM            767744105     55,599   2,049,000 SH        SOLE          2,049,000 0   0
ROGERS COMMUNICATIONS INC CL B           CL B           775109200    131,979   3,384,796 SH        SOLE          3,384,796 0   0
ROYAL BK CDA MONTREAL QUE COM            COM            780087102    372,228   8,240,279 SH        SOLE          8,240,279 0   0
SHAW COMMUNICATIONS INC CL B CONV        CL B CONV      82028K200      3,013     146,830 SH        SOLE            146,830 0   0
SIERRA WIRELESS INC COM                  COM            826516106        753      51,200 SH        SOLE             51,200 0   0
SILVER WHEATON CORP COM                  COM            828336107     26,977   1,824,700 SH        SOLE          1,824,700 0   0
SPDR GOLD TRUST GOLD SHS ADDED           GOLD SHARES    78463V107     45,690     500,000 SH        SOLE            500,000 0   0
SPDR TR UNIT SER 1                       TR UNIT SER 1  78462F103    118,074     922,600 SH        SOLE            922,600 0   0
STANTEC INC COM                          COM            85472N109      2,568      99,500 SH        SOLE             99,500 0   0
SUN LIFE FINL INC COM                    COM            866796105    134,547   3,254,052 SH        SOLE          3,254,052 0   0
SUNCOR ENERGY INC COM                    COM            867229106    482,453   8,268,292 SH        SOLE          8,268,292 0   0
TALISMAN ENERGY INC COM                  COM            87425E103    252,711  11,354,877 SH        SOLE         11,354,877 0   0
TECK COMINCO LTD CL B                    CL B           878742204    119,760   2,471,130 SH        SOLE          2,471,130 0   0
TELUS CORP NON-VTG SHS                   NON VTG SHS    87971M202      7,372     180,263 SH        SOLE            180,263 0   0
THOMPSON CREEK METALS CO INC COM         COM            884768102      3,430     174,700 SH        SOLE            174,700 0   0
THOMSON REUTERS CORP COM                 COM            884903105     94,514   2,914,636 SH        SOLE          2,914,636 0   0
TIM HORTONS INC COM                      COM            88706M103     75,958   2,641,012 SH        SOLE          2,641,012 0   0
TORONTO DOMINION BK ONT COM NEW          COM NEW        891160509    344,481   5,439,704 SH        SOLE          5,439,704 0   0
TRANSALTA CORP COM                       COM            89346D107      1,457      40,100 SH        SOLE             40,100 0   0
TRANSCANADA CORP COM                     COM            89353D107    187,263   4,809,911 SH        SOLE          4,809,911 0   0
WARNER CHILCOTT LIMITED COM CL A         CL A           G9435N108     64,263   4,739,166 SH        SOLE          4,739,166 0   0
YAMANA GOLD INC COM                      COM            98462Y100    155,560   9,305,851 SH        SOLE          9,305,851 0   0
                                                                   7,953,128